Income Taxes (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 9,980,000	$ 6,400,000	$ 10,880,000
Deferred Tax Assets, Net of Valuation Allowance	0	0	0
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,230,000	$ 605,000
Operating Loss Carryforwards, Expiration Date				2028	2033